Earning Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Reconciliation of Basic Shares to Diluted Shares	The following is a reconciliation of basic shares to diluted shares.

	Three months ended March 31,
(in millions)	2016	2015
Basic shares	681	676
Effect of dilutive shares	9	5

Diluted shares	690	681

The following is a reconciliation of basic shares to diluted shares.

years ended December 31 (in millions)	2015	2014	2013
Basic shares	677	676	676
Effect of dilutive shares	6	5	5

Diluted shares	683	681	681